Label	Element	Value
Twin Oak Short Horizon Absolute Return ETF | SPDR S&P 500 ETF Trust Call Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	64.70%
Twin Oak Short Horizon Absolute Return ETF | SPDR S&P 500 ETF Trust Put Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.80%
Twin Oak Short Horizon Absolute Return ETF | AA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Twin Oak Short Horizon Absolute Return ETF | Cash & Cash Equivalent [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%